Note I - Business Segment Information	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
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The Company operates in one business segment comprising the design, manufacture and sale of pumps and pump systems. The Company’s products are used in water, wastewater, construction, industrial, petroleum, original equipment, agriculture, fire protection, heating, ventilation and air conditioning (HVAC), military and other liquid- handling applications.

The pumps and pump systems are marketed in the United States and worldwide through a network of more than 1,000 distributors, through manufacturers’ representatives (for sales to many original equipment manufacturers), through third-party distributor catalogs, and by direct sales. International sales are made primarily through foreign distributors and representatives.

The Company sells to more than 150 countries around the world. The components of customer sales, determined based on the location of customers are:

	2015	%	2014	%	2013	%
United States	$269,628	66	$298,338	69	$257,038	66
Foreign countries	136,522	34	136,587	31	134,627	34
Total	$406,150	100	$434,925	100	$391,665	100

Net sales from external customers by product category are:

	201 5	2014	2013
Pumps and pump systems	$352,652	$379,626	$336,779
Repairs of pumps and pump systems and other	53,498	55,299	54,886
Total	$406,150	$434,925	$391,665

As of December 31, 2015 and 2014, 94% and 95% of the Company’s long-lived assets were located in the United States, respectively.